INVESTMENT COMMITMENTS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 13, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Estimated to exceed investment			$ 1,500
Oil and Gas investment commitment	$ 217
Vaca Muerta Sur Project [Member]
IfrsStatementLineItems [Line Items]
Estimated investment		$ 3,000